Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	GARRETT MOTION INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38636
Entity Tax Identification Number	82-4873189
Entity Address, Country	CH
Entity Address, City or Town	Rolle
Entity Address, City or Town	La Pièce 16
Entity Address, Postal Zip Code	1180
City Area Code	734
Local Phone Number	392 5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001735707
Entity Addresses [Line Items]
Entity Address, City or Town	Rolle
Entity Address, City or Town	La Pièce 16
Entity Address, Postal Zip Code	1180
Entity Address, Country	CH
City Area Code	734
Local Phone Number	392 5500
Other Address
Cover [Abstract]
Entity Address, City or Town	Plymouth
Entity Address, City or Town	47548 Halyard Drive
Entity Address, Postal Zip Code	48170
Entity Address, State or Province	MI
City Area Code	41
Local Phone Number	21 695 30 00
Entity Addresses [Line Items]
Entity Address, City or Town	Plymouth
Entity Address, City or Town	47548 Halyard Drive
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48170
City Area Code	41
Local Phone Number	21 695 30 00